Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative [Line Items]
Schedule of derivative instruments [text block]
	31.12.18					31.12.17
USD billion	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]
Interest rate contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	1.4	0.1	3.1	2,873.9	0.1	22.6	0.3	8.5	2,381.2
Swaps	29.5	459.8	23.5	441.8	7,189.1	36.3	553.2	29.0	465.5	7,724.9
Options	7.6	562.2	9.0	550.0		8.7	572.6	10.1	561.4
Exchange-traded contracts
Futures					516.1					467.3
Options	0.0	27.7	0.0	26.3	199.7	0.0	23.2	0.0	35.2	159.4
Agency transactions[7]	0.0		0.1			0.0		0.0
Total	37.1	1,051.1	32.7	1,021.3	10,778.8	45.2	1,171.6	39.4	1,070.5	10,732.8
Credit derivative contracts
Over-the-counter (OTC) contracts
Credit default swaps	1.7	68.8	2.1	73.2		2.7	87.4	3.0	96.8	1.2
Total return swaps	0.2	3.0	0.6	3.7		0.2	2.3	0.9	4.0
Options and warrants	0.0	2.7	0.0	1.4		0.0	4.4	0.0	0.1
Total	1.9	74.5	2.7	78.3		2.9	94.1	3.9	100.8	1.2
Foreign exchange contracts
Over-the-counter (OTC) contracts
Forward contracts	20.3	708.7	20.9	731.2		17.6	699.0	18.3	709.5
Interest and currency swaps	24.8	1,299.7	24.6	1,203.5		24.4	1,308.5	22.3	1,126.9
Options	8.3	613.8	7.8	577.4		6.3	438.1	6.0	407.9
Exchange-traded contracts
Futures					0.4					0.4
Options	0.0	3.6	0.0	5.3		0.0	4.8	0.1	5.7
Agency transactions[7]	0.0		0.1			0.0		0.0
Total	53.5	2,625.7	53.4	2,517.3	0.4	48.4	2,450.3	46.7	2,250.0	0.4
Equity / index contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	0.0	0.0	0.0		0.0	0.0	0.0	0.0
Swaps	4.7	78.5	5.6	86.3		3.4	73.0	5.7	103.0
Options	5.5	97.6	7.2	139.6		6.0	78.6	8.4	128.2
Exchange-traded contracts
Futures					71.7					53.3
Options	10.1	232.8	9.0	262.8	34.1	7.1	238.6	7.1	268.0	31.8
Agency transactions[7]	11.2		13.3			6.3		6.3
Total	31.4	408.9	35.0	488.8	105.9	22.8	390.2	27.4	499.2	85.0

	31.12.18					31.12.17
USD billion	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]
Commodity contracts
Over-the-counter (OTC) contracts
Forward contracts	0.1	3.2	0.1	3.4		0.1	3.0	0.1	3.9
Swaps	0.7	15.2	0.4	9.9		0.2	8.7	0.4	13.1
Options	0.4	18.6	0.3	16.1		0.3	11.6	0.1	8.1
Exchange-traded contracts
Futures					8.5					8.4
Forward contracts	0.0	6.6	0.0	5.4		0.2	9.6	0.0	8.1
Options	0.1	2.9	0.0	3.7	0.1	0.0	1.0	0.1	4.6	0.3
Agency transactions[7]	0.4		0.7			0.9		0.9
Total	1.8	46.4	1.5	38.5	8.6	1.8	33.9	1.6	37.8	8.6
Unsettled purchases of non-derivative financial instruments[8]	0.2	17.0	0.1	6.0		0.1	12.4	0.1	11.2
Unsettled sales of non-derivative financial instruments[8]	0.4	15.1	0.2	13.2		0.1	15.2	0.1	9.0
Total derivative instruments, based on IFRS netting[9]	126.2	4,238.6	125.7	4,163.4	10,893.6	121.3	4,167.7	119.1	3,978.6	10,828.0
1 Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments. 2 Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions. 3 PRV: positive replacement value. 4 In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis. 5 NRV: negative replacement value. 6 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 7 Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile. 8 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values. 9 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

Disclosure of credit derivatives [text block]
	31.12.18					31.12.17
USD billion	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]
Interest rate contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	1.4	0.1	3.1	2,873.9	0.1	22.6	0.3	8.5	2,381.2
Swaps	29.5	459.8	23.5	441.8	7,189.1	36.3	553.2	29.0	465.5	7,724.9
Options	7.6	562.2	9.0	550.0		8.7	572.6	10.1	561.4
Exchange-traded contracts
Futures					516.1					467.3
Options	0.0	27.7	0.0	26.3	199.7	0.0	23.2	0.0	35.2	159.4
Agency transactions[7]	0.0		0.1			0.0		0.0
Total	37.1	1,051.1	32.7	1,021.3	10,778.8	45.2	1,171.6	39.4	1,070.5	10,732.8
Credit derivative contracts
Over-the-counter (OTC) contracts
Credit default swaps	1.7	68.8	2.1	73.2		2.7	87.4	3.0	96.8	1.2
Total return swaps	0.2	3.0	0.6	3.7		0.2	2.3	0.9	4.0
Options and warrants	0.0	2.7	0.0	1.4		0.0	4.4	0.0	0.1
Total	1.9	74.5	2.7	78.3		2.9	94.1	3.9	100.8	1.2
Foreign exchange contracts
Over-the-counter (OTC) contracts
Forward contracts	20.3	708.7	20.9	731.2		17.6	699.0	18.3	709.5
Interest and currency swaps	24.8	1,299.7	24.6	1,203.5		24.4	1,308.5	22.3	1,126.9
Options	8.3	613.8	7.8	577.4		6.3	438.1	6.0	407.9
Exchange-traded contracts
Futures					0.4					0.4
Options	0.0	3.6	0.0	5.3		0.0	4.8	0.1	5.7
Agency transactions[7]	0.0		0.1			0.0		0.0
Total	53.5	2,625.7	53.4	2,517.3	0.4	48.4	2,450.3	46.7	2,250.0	0.4
Equity / index contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	0.0	0.0	0.0		0.0	0.0	0.0	0.0
Swaps	4.7	78.5	5.6	86.3		3.4	73.0	5.7	103.0
Options	5.5	97.6	7.2	139.6		6.0	78.6	8.4	128.2
Exchange-traded contracts
Futures					71.7					53.3
Options	10.1	232.8	9.0	262.8	34.1	7.1	238.6	7.1	268.0	31.8
Agency transactions[7]	11.2		13.3			6.3		6.3
Total	31.4	408.9	35.0	488.8	105.9	22.8	390.2	27.4	499.2	85.0

	31.12.18					31.12.17
USD billion	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]
Commodity contracts
Over-the-counter (OTC) contracts
Forward contracts	0.1	3.2	0.1	3.4		0.1	3.0	0.1	3.9
Swaps	0.7	15.2	0.4	9.9		0.2	8.7	0.4	13.1
Options	0.4	18.6	0.3	16.1		0.3	11.6	0.1	8.1
Exchange-traded contracts
Futures					8.5					8.4
Forward contracts	0.0	6.6	0.0	5.4		0.2	9.6	0.0	8.1
Options	0.1	2.9	0.0	3.7	0.1	0.0	1.0	0.1	4.6	0.3
Agency transactions[7]	0.4		0.7			0.9		0.9
Total	1.8	46.4	1.5	38.5	8.6	1.8	33.9	1.6	37.8	8.6
Unsettled purchases of non-derivative financial instruments[8]	0.2	17.0	0.1	6.0		0.1	12.4	0.1	11.2
Unsettled sales of non-derivative financial instruments[8]	0.4	15.1	0.2	13.2		0.1	15.2	0.1	9.0
Total derivative instruments, based on IFRS netting[9]	126.2	4,238.6	125.7	4,163.4	10,893.6	121.3	4,167.7	119.1	3,978.6	10,828.0
1 Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments. 2 Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions. 3 PRV: positive replacement value. 4 In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis. 5 NRV: negative replacement value. 6 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 7 Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile. 8 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values. 9 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

Disclosure of credit derivatives by type of instrument [text block]
Credit derivatives by type of instrument
	Protection bought			Protection sold
USD billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	0.6	0.6	43.3	0.5	1.0	44.9
Multi-name index-linked credit default swaps	0.3	0.3	29.1	0.3	0.2	24.4
Multi-name other credit default swaps	0.0	0.0	0.1	0.0	0.0	0.1
Total rate of return swaps	0.2	0.7	4.7	0.0	0.0	2.0
Options and warrants	0.0	0.0	4.1	0.0	0.0	0.1
Total 31 December 2018	1.1	1.6	81.3	0.8	1.2	71.4
of which: credit derivatives related to economic hedges	0.9	1.3	59.2	0.5	1.1	48.9
of which: credit derivatives related to market-making	0.2	0.4	22.1	0.3	0.2	22.6

	Protection bought			Protection sold
USD billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	0.6	1.2	62.9	1.1	0.7	57.1
Multi-name index-linked credit default swaps	0.2	1.0	32.6	0.9	0.2	32.8
Multi-name other credit default swaps	0.0	0.0	0.1	0.0	0.0	0.0
Total rate of return swaps	0.0	0.8	4.6	0.1	0.0	1.7
Options and warrants	0.0	0.0	4.4	0.0	0.0	0.1
Total 31 December 2017	0.8	3.0	104.5	2.1	0.9	91.7
of which: credit derivatives related to economic hedges	0.8	2.5	83.7	1.6	0.9	72.3
of which: credit derivatives related to market-making	0.0	0.5	20.9	0.5	0.0	19.4

Disclosure of credit derivatives by counterparty [text block]
Credit derivatives by counterparty
	Protection bought			Protection sold
USD billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.2	0.1	13.0	0.1	0.2	11.5
Banks	0.4	0.4	29.2	0.3	0.5	25.6
Central clearing counterparties	0.2	0.4	31.9	0.4	0.3	30.8
Other	0.3	0.7	7.2	0.0	0.3	3.5
Total 31 December 2018	1.1	1.6	81.3	0.8	1.2	71.4

	Protection bought			Protection sold
USD billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.2	0.2	16.6	0.2	0.1	12.6
Banks	0.3	0.8	38.0	0.6	0.4	32.4
Central clearing counterparties	0.1	1.1	42.5	1.0	0.1	41.6
Other	0.3	0.9	7.4	0.3	0.2	5.0
Total 31 December 2017	0.8	3.0	104.5	2.1	0.9	91.7

UBS AG
Derivative [Line Items]
Schedule of derivative instruments [text block]
	31.12.18					31.12.17
USD billion	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]
Interest rate contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	1.4	0.1	3.1	2,873.9	0.1	22.6	0.3	8.5	2,381.2
Swaps	29.5	459.8	23.5	441.8	7,189.1	36.3	553.2	29.0	465.5	7,724.9
Options	7.6	562.2	9.0	550.0		8.7	572.6	10.1	561.4
Exchange-traded contracts
Futures					516.1					467.3
Options	0.0	27.7	0.0	26.3	199.7	0.0	23.2	0.0	35.2	159.4
Agency transactions[7]	0.0		0.1			0.0		0.0
Total	37.1	1,051.1	32.7	1,021.3	10,778.8	45.2	1,171.6	39.4	1,070.5	10,732.8
Credit derivative contracts
Over-the-counter (OTC) contracts
Credit default swaps	1.7	68.8	2.1	73.2		2.7	87.4	3.0	96.8	1.2
Total return swaps	0.2	3.0	0.6	3.7		0.2	2.3	0.9	4.0
Options and warrants	0.0	2.7	0.0	1.4		0.0	4.4	0.0	0.1
Total	1.9	74.5	2.7	78.3		2.9	94.1	3.9	100.8	1.2
Foreign exchange contracts
Over-the-counter (OTC) contracts
Forward contracts	20.3	708.8	20.9	731.2		17.6	699.0	18.3	709.5
Interest and currency swaps	24.8	1,299.7	24.6	1,203.5		24.4	1,308.5	22.3	1,126.9
Options	8.3	613.8	7.8	577.4		6.3	438.1	6.0	407.9
Exchange-traded contracts
Futures					0.4					0.4
Options	0.0	3.6	0.0	5.3		0.0	4.8	0.1	5.7
Agency transactions[7]	0.0		0.1			0.0		0.0
Total	53.5	2,625.8	53.4	2,517.3	0.4	48.4	2,450.3	46.7	2,250.0	0.4
Equity / index contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	0.0	0.0	0.0		0.0	0.0	0.0	0.0
Swaps	4.7	78.5	5.6	86.3		3.4	73.0	5.7	103.0
Options	5.5	97.6	7.2	139.6		6.0	78.6	8.4	128.2
Exchange-traded contracts
Futures					71.7					53.3
Options	10.1	232.8	9.0	262.8	34.1	7.1	238.6	7.1	268.0	31.8
Agency transactions[7]	11.2		13.3			6.3		6.3
Total	31.4	408.9	35.0	488.8	105.9	22.8	390.2	27.4	499.2	85.0

Derivative instruments (continued)[1,2]
	31.12.18					31.12.17
USD billion	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]
Commodity contracts
Over-the-counter (OTC) contracts
Forward contracts	0.1	3.2	0.1	3.4		0.1	3.0	0.1	3.9
Swaps	0.7	15.2	0.4	9.9		0.2	8.7	0.4	13.1
Options	0.4	18.6	0.3	16.1		0.3	11.6	0.1	8.1
Exchange-traded contracts
Futures					8.5					8.4
Forward contracts	0.0	6.6	0.0	5.4		0.2	9.6	0.0	8.1
Options	0.1	2.9	0.0	3.7	0.1	0.0	1.0	0.1	4.6	0.3
Agency transactions[7]	0.4		0.7			0.9		0.9
Total	1.8	46.4	1.5	38.5	8.6	1.8	33.9	1.6	37.8	8.6
Unsettled purchases of non-derivative financial instruments[8]	0.2	17.0	0.1	6.0		0.1	12.4	0.1	11.2
Unsettled sales of non-derivative financial instruments[8]	0.4	15.1	0.2	13.2		0.1	15.2	0.1	9.0
Total derivative instruments, based on IFRS netting[9]	126.2	4,238.7	125.7	4,163.4	10,893.6	121.3	4,167.7	119.1	3,978.6	10,828.0
1 Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments. 2 Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions. 3 PRV: positive replacement value. 4 In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis. 5 NRV: negative replacement value. 6 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 7 Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile. 8 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values. 9 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

Disclosure of credit derivatives [text block]
	31.12.18					31.12.17
USD billion	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]
Interest rate contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	1.4	0.1	3.1	2,873.9	0.1	22.6	0.3	8.5	2,381.2
Swaps	29.5	459.8	23.5	441.8	7,189.1	36.3	553.2	29.0	465.5	7,724.9
Options	7.6	562.2	9.0	550.0		8.7	572.6	10.1	561.4
Exchange-traded contracts
Futures					516.1					467.3
Options	0.0	27.7	0.0	26.3	199.7	0.0	23.2	0.0	35.2	159.4
Agency transactions[7]	0.0		0.1			0.0		0.0
Total	37.1	1,051.1	32.7	1,021.3	10,778.8	45.2	1,171.6	39.4	1,070.5	10,732.8
Credit derivative contracts
Over-the-counter (OTC) contracts
Credit default swaps	1.7	68.8	2.1	73.2		2.7	87.4	3.0	96.8	1.2
Total return swaps	0.2	3.0	0.6	3.7		0.2	2.3	0.9	4.0
Options and warrants	0.0	2.7	0.0	1.4		0.0	4.4	0.0	0.1
Total	1.9	74.5	2.7	78.3		2.9	94.1	3.9	100.8	1.2
Foreign exchange contracts
Over-the-counter (OTC) contracts
Forward contracts	20.3	708.8	20.9	731.2		17.6	699.0	18.3	709.5
Interest and currency swaps	24.8	1,299.7	24.6	1,203.5		24.4	1,308.5	22.3	1,126.9
Options	8.3	613.8	7.8	577.4		6.3	438.1	6.0	407.9
Exchange-traded contracts
Futures					0.4					0.4
Options	0.0	3.6	0.0	5.3		0.0	4.8	0.1	5.7
Agency transactions[7]	0.0		0.1			0.0		0.0
Total	53.5	2,625.8	53.4	2,517.3	0.4	48.4	2,450.3	46.7	2,250.0	0.4
Equity / index contracts
Over-the-counter (OTC) contracts
Forward contracts	0.0	0.0	0.0	0.0		0.0	0.0	0.0	0.0
Swaps	4.7	78.5	5.6	86.3		3.4	73.0	5.7	103.0
Options	5.5	97.6	7.2	139.6		6.0	78.6	8.4	128.2
Exchange-traded contracts
Futures					71.7					53.3
Options	10.1	232.8	9.0	262.8	34.1	7.1	238.6	7.1	268.0	31.8
Agency transactions[7]	11.2		13.3			6.3		6.3
Total	31.4	408.9	35.0	488.8	105.9	22.8	390.2	27.4	499.2	85.0

Derivative instruments (continued)[1,2]
	31.12.18					31.12.17
USD billion	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]	PRV[3]	Notionalvaluesrelated toPRV[4]	NRV[5]	Notionalvaluesrelated toNRV[4]	Other notional values[4,6]
Commodity contracts
Over-the-counter (OTC) contracts
Forward contracts	0.1	3.2	0.1	3.4		0.1	3.0	0.1	3.9
Swaps	0.7	15.2	0.4	9.9		0.2	8.7	0.4	13.1
Options	0.4	18.6	0.3	16.1		0.3	11.6	0.1	8.1
Exchange-traded contracts
Futures					8.5					8.4
Forward contracts	0.0	6.6	0.0	5.4		0.2	9.6	0.0	8.1
Options	0.1	2.9	0.0	3.7	0.1	0.0	1.0	0.1	4.6	0.3
Agency transactions[7]	0.4		0.7			0.9		0.9
Total	1.8	46.4	1.5	38.5	8.6	1.8	33.9	1.6	37.8	8.6
Unsettled purchases of non-derivative financial instruments[8]	0.2	17.0	0.1	6.0		0.1	12.4	0.1	11.2
Unsettled sales of non-derivative financial instruments[8]	0.4	15.1	0.2	13.2		0.1	15.2	0.1	9.0
Total derivative instruments, based on IFRS netting[9]	126.2	4,238.7	125.7	4,163.4	10,893.6	121.3	4,167.7	119.1	3,978.6	10,828.0
1 Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments. 2 Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions. 3 PRV: positive replacement value. 4 In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis. 5 NRV: negative replacement value. 6 Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented. 7 Notional values of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile. 8 Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values. 9 Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

Disclosure of credit derivatives by type of instrument [text block]
Credit derivatives by type of instrument
	Protection bought			Protection sold
USD billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	0.6	0.6	43.3	0.5	1.0	44.9
Multi-name index-linked credit default swaps	0.3	0.3	29.1	0.3	0.2	24.4
Multi-name other credit default swaps	0.0	0.0	0.1	0.0	0.0	0.1
Total rate of return swaps	0.2	0.7	4.7	0.0	0.0	2.0
Options and warrants	0.0	0.0	4.1	0.0	0.0	0.1
Total 31 December 2018	1.1	1.6	81.3	0.8	1.2	71.4
of which: credit derivatives related to economic hedges	0.9	1.3	59.2	0.5	1.1	48.9
of which: credit derivatives related to market-making	0.2	0.4	22.1	0.3	0.2	22.6

	Protection bought			Protection sold
USD billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Single-name credit default swaps	0.6	1.2	62.9	1.1	0.7	57.1
Multi-name index-linked credit default swaps	0.2	1.0	32.6	0.9	0.2	32.8
Multi-name other credit default swaps	0.0	0.0	0.1	0.0	0.0	0.0
Total rate of return swaps	0.0	0.8	4.6	0.1	0.0	1.7
Options and warrants	0.0	0.0	4.4	0.0	0.0	0.1
Total 31 December 2017	0.8	3.0	104.5	2.1	0.9	91.7
of which: credit derivatives related to economic hedges	0.8	2.5	83.7	1.6	0.9	72.3
of which: credit derivatives related to market-making	0.0	0.5	20.9	0.5	0.0	19.4

Disclosure of credit derivatives by counterparty [text block]
Credit derivatives by counterparty
	Protection bought			Protection sold
USD billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.2	0.1	13.0	0.1	0.2	11.5
Banks	0.4	0.4	29.2	0.3	0.5	25.6
Central clearing counterparties	0.2	0.4	31.9	0.4	0.3	30.8
Other	0.3	0.7	7.2	0.0	0.3	3.5
Total 31 December 2018	1.1	1.6	81.3	0.8	1.2	71.4

	Protection bought			Protection sold
USD billion	PRV	NRV	Notional values	PRV	NRV	Notional values
Broker-dealers	0.2	0.2	16.6	0.2	0.1	12.6
Banks	0.3	0.8	38.0	0.6	0.4	32.4
Central clearing counterparties	0.1	1.1	42.5	1.0	0.1	41.6
Other	0.3	0.9	7.4	0.3	0.2	5.0
Total 31 December 2017	0.8	3.0	104.5	2.1	0.9	91.7